AFFILIATE TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
AFFILIATE TRANSACTIONS

NOTE 5 - AFFILIATE TRANSACTIONS

The Company holds License Agreements (the “License(s)”) for a medical device (license obtained in 2019) and a compound (license obtained in 2021), with two affiliated companies of which the beneficial ownership includes the Company’s officers. The products were developed prior to the establishment of Bioxytran. The yearly maintenance fees for each license amount to $5,000 per year. During the nine months ended September 30, 2024, and in 2023, there were $10,000 in transactions with affiliates for license maintenance.

The Company had at September 30, 2024, loan agreements calling for an 8% interest with two of its affiliates for a total value of $140,588 with an accrued interest of $2,934. As at December 31, 2023, there was a loan for $25,000 while there was no interest due.

NOTE 5 - AFFILIATES TRANSACTIONS

The Company hold License Agreements (the “License/s” or “Agreement/s”) for a medical device (license obtained in 2019) and a compound (license obtained in 2021), with two affiliated companies where in the officers of the Company hold a majority interest. The products were developed prior to the establishment of Bioxytran. The maintenance cost for each license amounts to $5,000 yearly. In 2022, the Company also reimbursed the affiliates for the legal and administrative costs surrounding the establishment of the Licenses for a total amount of $34,220.